Gains and losses on disposal and main changes in scope of consolidation - Acquisitions - General information (Details) - EUR (€) € in Millions		12 Months Ended
	Oct. 04, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2015	Jul. 31, 2015	Jul. 01, 2015	Feb. 22, 2015
Disclosure of detailed information about business combination [line items]
Cash paid for investment securities, net of cash acquired		€ 34	€ 1,189
Goodwill		€ 27,095	27,156	€ 27,071
Medi Telecom [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage (as a percent)		49.00%
Voting rights percentage (as a percent)		50.10%
Groupama Banque [member]
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (as a percent)	65.00%
Consideration transferred	€ 170
Acquisition cost	€ 170
Capital granted recorded as a financial liability (as a percent)	20.00%
Capital granted as unrecognized commitment (as a percent)	15.00%
ECMC and MT Telecom [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred									€ 210
Acquisition cost									€ 210
ECMS [member]
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (as a percent)									5.00%
Consideration transferred									€ 164
Acquisition cost									€ 164
MT Telecom [member]
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (as a percent)									28.75%
Consideration transferred									€ 46
Acquisition cost									€ 46
Jazztel Plc [member]
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (as a percent)								100.00%
Purchase price						€ 3,355
Cash paid for investment securities, net of cash acquired			€ 3,306	3,306
Cash acquired				92
Termination of monetary financial securities pledged					€ 2,900
Termination of monetary financial securities pledged, current financial assets					1,400
Termination of monetary financial securities pledged, cash and cash equivalents reclassified as non-current financial assets					€ 1,500
Termination of monetary financial securities pledged, non-cash change in cash and cash equivalents				1,500
Goodwill						2,095
Consideration transferred						3,398
Acquisition cost						€ 3,398
Medi Telecom [member]
Disclosure of detailed information about business combination [line items]
Percentage of acquisition through call option (as a percent)							9.00%
Purchase price							€ 80
Cash paid for investment securities, net of cash acquired				€ 80
Goodwill							237
Consideration transferred							415
Acquisition cost							€ 415